Loans and allowance for credit losses - Impaired Loans Segregated by Class (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Recorded investment
With a related allowance recorded	$ 14,126
With no related allowance recorded	9,684
Total impaired loans	23,810
Unpaid principal
With a related allowance recorded	16,881
With no related allowance recorded	11,759
Total impaired loans	28,640
Related allowance	895
Commercial and industrial
Recorded investment
With a related allowance recorded	6,080
With no related allowance recorded	2,946
Unpaid principal
With a related allowance recorded	8,350
With no related allowance recorded	3,074
Related allowance	241
Construction
Recorded investment
With no related allowance recorded	2,061
Unpaid principal
With no related allowance recorded	2,499
Residential real estate | 1-to-4 family mortgage
Recorded investment
With a related allowance recorded	264
With no related allowance recorded	1,083
Unpaid principal
With a related allowance recorded	324
With no related allowance recorded	1,449
Related allowance	8
Residential real estate | Residential line of credit
Recorded investment
With a related allowance recorded	320
With no related allowance recorded	259
Unpaid principal
With a related allowance recorded	320
With no related allowance recorded	280
Related allowance	9
Commercial real estate | Owner occupied
Recorded investment
With a related allowance recorded	756
With no related allowance recorded	2,237
Unpaid principal
With a related allowance recorded	1,140
With no related allowance recorded	2,627
Related allowance	238
Commercial real estate | Non-owner occupied
Recorded investment
With a related allowance recorded	6,706
With no related allowance recorded	1,049
Unpaid principal
With a related allowance recorded	6,747
With no related allowance recorded	1,781
Related allowance	399
Consumer and other
Recorded investment
With no related allowance recorded	49
Unpaid principal
With no related allowance recorded	$ 49